NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
NET IMPAIRMENT LOSSES ON FINANCIAL ASSETS
Schedule of net impairment losses on financial assets

	For the years ended December 31
	2022	2021	2020

Impairment losses on other non-current assets (Note 12)	426,111	15,716	—
(Reversal of)/Impairment losses on trade and notes receivables (Note 14)	(3,674)	326,153	314,822
(Reversal of)/Impairment losses on other current assets (Note 15)	(8,298)	1,048,896	653,120
	414,139	1,390,765	967,942